Funds from securities issued (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Instruments Issued Brazil [Abstract]
Real estate credit notes		R$ 27,020,911	R$ 26,955,574
Agribusiness notes		10,973,682	9,116,292
Financial bills		93,570,141	108,512,908
Subtotal		131,564,734	144,584,774
Securities - Overseas:
Euronotes	[1]	634,549	2,785,654
Balance		2,606,322	3,286,342
Subtotal		3,240,871	6,071,996
Structured operations certificates		368,485	445,168
Total		R$ 135,174,090	R$ 151,101,938

[1]	Issuance of securities in the foreign market to fund customers foreign exchange operations, export pre-financing, import financing and working capital financing, substantially in the medium and long terms.